CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Attributable to Common Stockholders [Member]	Total	Par Value [Member]	Paid-in Capital [Member]
Beginning balance at Dec. 31, 2021						$ 0	$ 16,142
Beginning balance (in shares) at Dec. 31, 2021					13,452
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred shares (Note 15)						72	71,928
Issuance of preferred shares (Note 15) (in shares)					7,200,000
Deemed dividend of Series F shares related to redemption value							14,400
Redemptions of preferred shares (Note 15)						(13)	(16,178)
Redemptions of preferred shares (Note 15) (in shares)					(1,349,252)
Ending balance at Dec. 31, 2022						59	86,292
Ending balance (in shares) at Dec. 31, 2022					5,864,200
Balance at Dec. 31, 2021	$ 1	$ 2	$ 429,973	$ (336,754)	$ 93,222
Balance (in shares) at Dec. 31, 2021	100,000	165,966
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				18,948	18,948
Stock-based compensation			(16)		(16)
Redemption of fractional shares due to reverse stock split			(15)		(15)
Redemption of fractional shares due to reverse stock split (in shares)		(535)
Deemed dividend of Series F shares related to redemption value			(14,400)		(14,400)
Dividends of preferred shares (Note 15)			(12,390)		(12,390)
Exercise of warrants, net of fees		$ 1	4,535		4,536
Exercise of warrants, net of fees (in shares)		59,595
Issuance of common stock pursuant to equity offerings, net (Note 9)		$ 6	20,781		20,787
Issuance of common stock pursuant to equity offerings, net (Note 9) (in shares)		632,882
Deemed dividend on warrant inducement (Note 9)			(1,345)		(1,345)
Incremental fair value of the October 2022 Warrants (Note 9)			1,345		1,345
Balance at Dec. 31, 2022	$ 1	$ 9	428,468	(317,806)	$ 110,672
Balance (in shares) at Dec. 31, 2022	100,000	857,908
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Series E Shares (Note 15)						0	(16,142)
Conversion of Series E Shares (Note 15) (in shares)					(13,452)
Redemptions of preferred shares (Note 15)						(22)	(26,271)
Redemptions of preferred shares (Note 15) (in shares)					(2,191,121)
Ending balance at Dec. 31, 2023					$ 43,916	37	43,879
Ending balance (in shares) at Dec. 31, 2023					3,659,627
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				6,066	$ 6,066
Redemption of fractional shares due to reverse stock split					0
Redemption of fractional shares due to reverse stock split (in shares)		(27)
Conversion of Series E Shares (Note 15)		$ 29	38,539		38,568
Conversion of Series E Shares (Note 15) (in shares)		2,930,718
Deemed dividend on Series E Shares conversion (Note 15)			(22,426)		(22,426)
Dividends of preferred shares (Note 15)			(6,010)		(6,010)
Exercise of warrants, net of fees			12		12
Exercise of warrants, net of fees (in shares)		500
Issuance of common stock pursuant to equity offerings, net (Note 9)		$ 8	12,574		12,582
Issuance of common stock pursuant to equity offerings, net (Note 9) (in shares)		837,098
Deemed dividend on warrant inducement (Note 9)					0
Balance at Dec. 31, 2023	$ 1	$ 46	451,157	(311,740)	$ 139,464
Balance (in shares) at Dec. 31, 2023	100,000	4,626,197
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemptions of preferred shares (Note 15)						(37)	(43,879)
Redemptions of preferred shares (Note 15) (in shares)					(3,659,627)
Ending balance at Dec. 31, 2024					$ 0	$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2024					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				5,034	$ 5,034
Equity offering costs			(78)		(78)
Deemed dividend on warrant inducement (Note 9)					0
Balance at Dec. 31, 2024	$ 1	$ 46	$ 451,079	$ (306,706)	$ 144,420
Balance (in shares) at Dec. 31, 2024	100,000	4,626,197